UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2005

Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

	Principal
	Amount	Value
U.S. Government Agencies and Instrumentalities - 9.9%
Fannie Mae:
2.50%, 5/10/06	$1,000,000	$995,704
3.25%, 7/12/06	1,000,000	997,400
Fannie Mae Discount Notes:
3/31/06	1,000,000	991,570
9/29/06	1,925,000	1,861,985
Federal Home Loan Bank:
1.90%, 4/12/06	1,000,000	995,337
3.90%, 5/24/06 (r)	1,000,000	1,000,000
3.85%, 6/22/06 (r)	1,000,000	1,000,000
4.00%, 7/28/06	1,000,000	1,000,000
4.20%, 10/6/06	1,000,000	1,000,000
4.50%, 11/3/06	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes:
2/10/06	1,000,000	995,772
6/2/06	1,000,000	985,433
Freddie Mac:
3.70%, 6/30/06	2,000,000	2,000,000
4.50%, 11/3/06	500,000	500,000
Freddie Mac Discount Notes, 5/30/06	1,000,000	985,618

Total U.S. Government Agencies and Instrumentalities (Cost $16,308,819)		16,308,819

Depository Receipts For U.S. Government Guaranteed Loans - 1.2%
Colson Services Corporation Loan Sets:
5.844%, 7/26/10 (c)(h)(r)	89,260	89,288
5.75%, 1/22/11 (c)(h)(r)	102,878	102,873
6.00%, 3/23/12 (c)(h)(r)	98,981	99,205
5.875%, 5/29/12 (c)(h)(r)	310,345	310,340
5.75%, 8/10/12 (c)(h)(r)	1,050,011	1,054,867
5.50%, 9/2/12 (c)(h)(r)	367,306	368,671

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $2,025,244)		2,025,244

Variable Rate Loans Guaranteed by Agencies of the U.S. Government - 0.0%
Loan pools, 2.65%, 3/1/07 (h)(r)	13,678	13,678

Total Variable Rate Loans Guaranteed by Agencies of the U.S. Government (Cost $13,678)		13,678

Certificates of Deposit - 1.2%
Bank Of America, 3.20%, 4/24/06 (k)	100,000	100,000
Bank of Cherokee County, 2.35%, 4/21/06 (k)	100,000	100,000
Broadway Federal Bank FSB, 3.61%, 9/15/06 (k)	100,000	100,000
Community Bank of the Bay, 4.02%, 10/7/06 (k)	100,000	100,000
Community Capital Bank, 2.60%, 1/20/06 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 3.55%, 12/18/06 (k)	100,000	100,000
One United Bank, 2.89%, 6/19/06 (k)	100,000	100,000
Seaway National Bank, 2.35%, 1/27/06 (k)	100,000	100,000
Self Help Credit Union, 3.96%, 7/14/06 (k)	100,000	100,000
Toronto Dominion Bank, 3.94%, 7/10/06	1,000,000	998,915

Total Certificates of Deposit (Cost $1,898,915)		1,898,915

	Principal
Taxable Variable Rate Demand Notes - 84.9%	Amount	Value

550 West 14th Place Revenue, 4.44%, 2/1/29, LOC: Harris Trust (r)	3,510,000	3,510,000
Akron Hardware Consultants, Inc., 4.43%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,417,000	1,417,000
Berks County Pennsylvania IDA Revenue, 4.55%, 6/1/15, LOC: Wachovia Bank (r)	1,560,000	1,560,000
Bloomington Minnesota MFH Revenue, 4.38%, 11/15/32, LOC: Fannie Mae (r)	4,910,000	4,910,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 4.49%, 6/1/21, LOC: Comercia Bank (r)	5,390,000	5,390,000
California Statewide Communities Development Authority MFH Revenue, 4.52%, 7/1/27, LOC: Bank of the West, C/LOC: CALSTRs (r)	80,000	80,000
California Statewide Communities Development Authority Special Tax Revenue, 4.44%, 3/15/34, LOC: Fannie Mae (r)	2,950,000	2,950,000
Dunn Nursing Home, Inc., 4.44%, 2/1/24, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	4,745,000	4,745,000
Florida State Housing Finance Corp. MFH Revenue:
4.38%, 10/15/32, LOC: Fannie Mae (r)	4,625,000	4,625,000
4.39%, 11/1/32, LOC: Freddie Mac (r)	1,350,000	1,350,000
Grove City Church of the Nazarene, 4.46%, 2/1/24, LOC: National City Bank (r)	5,696,000	5,696,000
Heritage Funeral Services LLC, 4.52%, 2/1/18, LOC: Old National Bank, C/LOC:
Northern Trust Co. (r)	760,000	760,000
Holland Board of Public Works Home Building Co., 4.52%, 11/1/22, LOC: Wells Fargo Bank (r)	1,110,000	1,110,000
Jefferson County Kentucky Health Facilities Revenue, 4.49%, 12/1/25, LOC: Republic
Bank & Trust, C/LOC: FHLB (r)	5,150,000	5,150,000
Jobs Co. LLC, 4.47%, 5/1/22, LOC: First Commonwealth Bank (r)	2,700,000	2,700,000
Kaneville Road Joint Venture, Inc., 4.46%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	5,270,000	5,270,000
Lancaster California Redevelopment Agency MFH Revenue, 4.49%, 1/15/35, LOC: Fannie Mae (r)	500,000	500,000
Los Angeles California MFH Revenue, 4.37%, 12/15/34, LOC: Fannie Mae (r)	1,700,000	1,700,000
Main & Walton, Inc., 4.48%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	5,225,000	5,225,000
Maniilaq Association Alaska Revenue, 4.40%, 11/1/22, LOC:Washington Mutual Bank, C/LOC: FHLB (r)	700,000	700,000
Meriter Hospital, Inc., 4.43%, 12/1/16, LOC: U.S. Bank (r)	4,400,000	4,400,000
Milpitas California MFH Revenue, 4.41%, 8/15/33, LOC: Fannie Mae (r)	2,500,000	2,500,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 4.46%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	1,340,000	1,340,000
Montgomery Alabama Special Care Facilities Financing Authority Revenue, 4.39%, 7/1/17, LOC: Regions Bank (r)	395,000	395,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 4.54%, 5/1/25, LOC: FHLB (r)	1,875,000	1,875,000
New York State MMC Corp. Revenue, 4.50%, 11/1/35, LOC: JP Morgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 4.53%, 1/1/31, LOC: Bank of New York (r)	3,000,000	3,000,000
Osprey Management Co. LLC, 4.42%, 6/1/27, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000
Peoploungers, Inc., 4.41%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	2,100,000	2,100,000
Portage Indiana Economic Development Revenue, 4.61%, 3/1/20, LOC: FHLB (r)	1,040,000	1,040,000
Post Apartment Homes LP, 4.39%, 7/15/29, CA: Fannie Mae (r)	6,600,000	6,600,000
Racetrac Capital LLC, 4.42%, 9/1/20, LOC: Regions Bank (r)	5,200,000	5,200,000
Rex Lumber LLC, 4.47%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	8,000,000	8,000,000
San Joaquin Mariners Association LP, 4.51%, 7/1/29, LOC: Credit Suisse First Boston Corp. (r)	1,225,000	1,225,000
Scottsboro Alabama Industrial Development Board Revenue, 4.42%, 10/1/10, LOC: Wachovia Bank (r)	785,000	785,000
Sea Island Co., 4.63%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,975,000	1,975,000
Shawnee Kansas Private Activity Revenue, 4.46%, 12/1/12, LOC: JP Morgan Chase Bank (r)	2,670,000	2,670,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 4.76%, 12/1/27, LOC: First Tennessee Bank (r)	1,600,000	1,600,000
Southeast Alabama Gas Distribution Revenue, 4.41%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	6,060,000	6,060,000
Southern Indiana Investments Company Two LLC, 4.42%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	2,680,000	2,680,000
Southern Orthopaedic Properties, 4.41%, 10/1/21, LOC: Columbus Bank & Trust (r)	1,680,000	1,680,000
St. Joseph County Indiana Economic Development Revenue, 4.66%, 6/1/27, LOC: FHLB (r)	430,000	430,000
St. Paul Minnesota Housing and Redevelopment Authority Revenue, 4.38%, 3/1/18, LOC: Dexia Credit Local (r)	1,530,000	1,530,000
St. Paul Minnesota Port Authority Revenue:
4.55%, 3/1/07, LOC: Dexia Credit Local (r)	145,000	145,000
4.45%, 3/1/21, LOC: Dexia Credit Local (r)	1,860,000	1,860,000
Suffolk County New York IDA Revenue, 4.45%, 12/15/07, LOC: JP Morgan Chase Bank (r)	1,405,000	1,405,000
Taylor County Kentucky Tax Notes, 4.41%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	465,000	465,000
Tucson Arizona Airport Authority, Inc. Revenue, 4.40%, 11/1/18, LOC: Bank of America (r)	3,180,000	3,180,000
Tyler Enterprises LLC, 4.44%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	4,925,000	4,925,000
Washington State Housing Finance Commission Revenue:
4.57%, 1/1/30, LOC: Wells Fargo Bank (r)	2,507,000	2,507,000
4.44%, 6/15/32, CA: Fannie Mae (r)	1,415,000	1,415,000
4.44%, 7/15/32, CA: Fannie Mae (r)	230,000	230,000
4.44%, 7/15/34, LOC: Fannie Mae (r)	310,000	310,000
4.48%, 5/15/35, LOC: Fannie Mae (r)	785,000	785,000
4.43%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Taxable Variable Rate Demand Notes (Cost $139,410,000)		139,410,000

	Principal
Taxable Municipal Obligations - 1.1%	Amount	Value

Dallas Texas GO Bonds, 3.24%, 2/15/06	1,000,000	1,000,000
New York State GO Bonds, 4.20%, 3/15/10, LOC: Dexia Credit Local, (mandatory put, 8/3/06 @ 100)(r)	750,000	750,000

Total Taxable Municipal Obligations (Cost $1,750,000)		1,750,000

TOTAL INVESTMENTS (Cost $161,406,656) - 98.3%		161,406,656
Other assets and liabilities, net - 1.7%		2,807,020

Net Assets - 100%		$164,213,676

(c)	Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h)	Represents rate in effect at December 31, 2005, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of December 31, 2005, the prime rate was 7.25%.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securites represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES - 62.1%	Shares	Value

Advertising Agencies - 0.3%
Omnicom Group, Inc.	21,300	$1,813,269

Air Transportation - 0.5%
AAR Corp.*	10,200	244,290
Continental Airlines, Inc. Class B *	24,800	528,240
Expeditors International Washington, Inc.	6,150	415,187
FedEx Corp.	14,900	1,540,511
Southwest Airlines Co.	17,400	285,882

		3,014,110

Auto Parts — Original Equipment - 0.0%
Autoliv, Inc.	5,400	245,268

Auto Trucks & Parts - 0.0%
Modine Manufacturing Co.	7,200	234,648

Banks — New York City - 1.3%
BAC Capital Trust VIII, Preferred	34,000	820,250
JPMorgan Chase & Co.	168,633	6,693,044

		7,513,294

Banks — Outside New York City - 4.0%
Bank of America Corp.	172,000	7,937,800
First Republic Preferred Capital Corp., Preferred (e)	500	550,000
KeyCorp Ltd.	18,100	596,033
M&T Bank Corp.	21,200	2,311,860
National City Corp.	5,900	198,063
North Fork Bancorp, Inc.	7,950	217,512
US Bancorp	101,800	3,042,802
Wachovia Corp.	92,100	4,868,406
Wells Fargo & Co.	53,100	3,336,273

		23,058,749

Biotechnology — Research & Production - 0.9%
Allos Therapeutics *	171,271	368,233
Amgen, Inc.*	56,450	4,451,647
Invitrogen Corp.*	3,300	219,912

		5,039,792

Building Materials - 0.2%
Masco Corp.	31,300	944,947

Chemicals - 0.6%
Lubrizol Corp.	1,200	52,116
Praxair, Inc.	49,800	2,637,408
Sigma-Aldrich Corp.	16,700	1,056,943

		3,746,467

Communications & Media - 0.9%
Time Warner, Inc.	312,900	5,456,976

Communications Technology - 1.1%
Cisco Systems, Inc.*	246,856	4,226,175
Motorola, Inc.	100,900	2,279,331

		6,505,506

Computer — Services, Software & Systems - 2.5%
Adobe Systems, Inc.	94,800	3,503,808
BMC Software, Inc.*	26,700	547,083
Compuware Corp.*	52,800	473,616
Intuit, Inc.*	7,500	399,750
Microsoft Corp.	306,609	8,017,825
Red Hat, Inc.*	17,200	468,528
Symantec Corp.*	50,510	883,925
Trizetto Group, Inc.*	8,000	135,920

		14,430,455

	Shares	Value
Computer Technology - 3.1%
Apple Computer, Inc.*	23,400	1,682,226
Dell, Inc.*	179,500	5,383,205
EMC Corp.*	72,786	991,345
Hewlett-Packard Co.	38,500	1,102,255
Intergraph Corp.*	2,100	104,601
International Business Machines Corp.	92,800	7,628,160
Nvidia Corp.*	7,305	267,071
Western Digital Corp.*	30,000	558,300

		17,717,163

Consumer Electronics - 0.5%
Harman International Industries, Inc.	1,300	127,205
Yahoo!, Inc.*	73,200	2,867,976

		2,995,181

Consumer Products - 0.8%
Alberto-Culver Co.	25,300	1,157,475
American Greetings Corp.	4,600	101,062
Kimberly-Clark Corp.	50,700	3,024,255
Toro Co.	7,600	332,652

		4,615,444

Containers & Packaging — Paper & Plastic - 0.0%
Sealed Air Corp.*	600	33,702

Cosmetics - 0.2%
Estee Lauder Co.’s, Inc.	33,500	1,121,580

Diversified Financial Services - 2.6%
American Express Co.	65,600	3,375,776
Ameriprise Financial, Inc.	1,600	65,600
CIT Group, Inc.	10,000	517,800
Goldman Sachs Group, Inc.	50,200	6,411,042
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
Roslyn Real Estate Asset Corp., Preferred	10	1,000,000
WoodBourne Pass-Through Trust, Preferred (e)	20	1,998,125

		15,348,343

Diversified Materials & Processing - 0.1%
American Standard Co.’s, Inc.	9,000	359,550
Armor Holdings, Inc.*	2,000	85,300

		444,850

Diversified Production - 0.5%
Danaher Corp.	50,441	2,813,599
Dover Corp.	3,000	121,470

		2,935,069

	Shares	Value
Drug & Grocery Store Chains - 0.5%
Supervalu, Inc.	14,500	470,960
Walgreen Co.	55,800	2,469,708

		2,940,668

Drugs & Pharmaceuticals - 3.8%
AmerisourceBergen Corp.	70,200	2,906,280
Barr Pharmaceuticals, Inc.*	12,600	784,854
Cardinal Health, Inc.	25,800	1,773,750
Gilead Sciences, Inc.*	7,005	368,673
Johnson & Johnson	134,500	8,083,450
Medimmune, Inc.*	19,854	695,287
Pfizer, Inc.	311,000	7,252,520

		21,864,814

Electrical — Household Appliances - 0.0%
Maytag Corp.	5,200	97,864

Electrical Equipment & Components - 0.1%
Cooper Industries Ltd.	1,300	94,900
Molex, Inc.	27,600	716,220

		811,120

Electronics - 0.1%
Amphenol Corp.	11,250	497,925

Electronics — Medical Systems - 0.8%
Medtronic, Inc.	80,671	4,644,229

Electronics — Semiconductors / Components - 2.9%
Analog Devices, Inc.	35,300	1,266,211
Integrated Device Technology, Inc.*	11,830	155,919
Intel Corp.	270,700	6,756,672
Jabil Circuit, Inc.*	45,900	1,702,431
National Semiconductor Corp.	98,000	2,546,040
Texas Instruments, Inc.	133,300	4,274,931

		16,702,204

Energy Miscellaneous - 0.4%
Evergreen Solar, Inc.*	66,000	702,900
Veritas DGC, Inc.*	45,000	1,597,050

		2,299,950

Finance — Small Loan - 0.4%
SLM Corp.	43,400	2,390,906

Financial Data Processing Services - 1.2%
Automatic Data Processing, Inc.	81,400	3,735,446
CompuCredit Corp.*	21,600	831,168
Deluxe Corp.	6,750	203,445
First Data Corp.	55,600	2,391,356

		7,161,415

Financial Miscellaneous - 1.3%
Fannie Mae	35,700	1,742,517
Freddie Mac	27,700	1,810,195
MBNA Corp.	119,700	3,249,855
MGIC Investment Corp.	9,900	651,618

		7,454,185

	Shares	Value
Foods - 2.1%
General Mills, Inc.	77,800	3,837,096
Hershey Foods Corp.	28,100	1,552,525
Kellogg Co.	98,000	4,235,560
McCormick & Co., Inc.	16,400	507,088
Sysco Corp.	12,500	388,125
William Wrigley Jr. Co.	20,900	1,389,641

		11,910,035

Forest Products - 0.3%
Weyerhaeuser Co.	23,400	1,552,356

Healthcare Facilities - 0.4%
Health Management Associates, Inc.	14,000	307,440
Laboratory Corp. of America Holdings, Inc.*	35,800	1,927,830

		2,235,270

Healthcare Management Services - 0.3%
Caremark Rx, Inc.*	23,400	1,211,886
IMS Health, Inc.	30,500	760,060

		1,971,946

Healthcare Services - 0.9%
Express Scripts, Inc.*	27,900	2,338,020
Lincare Holdings, Inc.*	8,500	356,235
McKesson Corp.	52,600	2,713,634

		5,407,889

Home Building - 0.9%
KB Home	3,500	254,310
NVR, Inc.*	2,100	1,474,200
Pulte Homes, Inc.	87,000	3,424,320

		5,152,830

Household Equipment & Products - 0.5%
Black & Decker Corp.	32,800	2,852,288

Identification Control & Filter Devices - 0.2%
Donaldson Co., Inc.	8,625	274,275
Parker Hannifin Corp.	12,800	844,288
Waters Corp.*	3,700	139,860

		1,258,423

Insurance — Life - 1.1%
Conseco, Inc.:
Preferred	80,500	2,277,345
Warrants (strike price $27.60/share, expires 9/10/08)*	3,161	8,693
Phoenix Co.’s, Inc.	15,600	212,784
Principal Financial Group	54,400	2,580,192
Prudential Financial, Inc.	20,500	1,500,395

		6,579,409

	Shares	Value
Insurance — Multi-Line - 1.3%
Arthur J. Gallagher & Co.	8,500	262,480
Cigna Corp.	33,200	3,708,440
Hartford Financial Services Group, Inc.	20,298	1,743,395
Lincoln National Corp.	12,400	657,572
Safeco Corp.	3,200	180,800
St. Paul Travelers Co.’s, Inc.	2,600	116,142
UnumProvident Corp.	34,100	775,775

		7,444,604

Insurance — Property & Casualty - 0.6%
21st Century Insurance Group	13,500	218,430
Chubb Corp.	21,600	2,109,240
Commerce Group, Inc.	22,500	1,288,800
State Auto Financial Corp.	1,800	65,628

		3,682,098

Investment Management Companies - 0.0%
SEI Investments Co.	7,100	262,700

Machinery — Construction & Handling - 0.4%
Terex Corp.*	38,400	2,280,960

Machinery — Engines - 0.2%
Cummins, Inc.	10,100	906,273

Machinery — Industrial / Specialty - 0.6%
Illinois Tool Works, Inc.	42,500	3,739,575

Machinery — Oil Well Equipment & Services - 0.6%
Cooper Cameron Corp.*	51,200	2,119,680
Smith International, Inc.	37,800	1,402,758

		3,522,438

Machinery — Specialty - 0.1%
Graco, Inc.	10,100	368,448

Medical & Dental — Instruments & Supplies - 0.9%
Beckman Coulter, Inc.	4,000	227,600
Becton Dickinson & Co.	52,500	3,154,200
Cytyc Corp.*	11,000	310,530
Dentsply International, Inc.	5,100	273,819
St. Jude Medical, Inc.*	4,100	205,820
Stryker Corp.	26,200	1,164,066

		5,336,035

Medical Services - 0.5%
Coventry Health Care, Inc.*	55,075	3,137,072

Multi-Sector Companies - 1.0%
3M Co.	72,400	5,611,000

Office Furniture & Business Equipment - 0.2%
Xerox Corp.*	82,400	1,207,160

Oil — Crude Producers - 3.0%
Chesapeake Energy Corp.	26,900	853,537
EOG Resources, Inc.	96,400	7,072,868
Pioneer Natural Resources Co.	38,900	1,994,403
Plains Exploration & Production Co.*	12,000	476,760
Southwestern Energy Co.*	20,200	725,988
XTO Energy, Inc.	143,609	6,310,179

		17,433,735

	Shares	Value
Paints & Coatings - 0.0%
H.B. Fuller Co.	1,600	51,312

Production Technology Equipment - 0.1%
Lam Research Corp.*	8,600	306,848

Publishing — Miscellaneous - 0.7%
McGraw-Hill Co.’s, Inc.	76,000	3,923,880

Radio & Television Broadcasters - 0.1%
Sirius Satellite Radio, Inc.*	32,000	214,400
XM Satellite Radio Holdings, Inc.*	11,672	318,412

		532,812

Real Estate Investment Trust - 0.2%
Equity Office Properties Trust	11,200	339,696
FelCor Lodging Trust, Inc.	24,000	413,040
Friedman Billings Ramsey Group, Inc.	12,688	125,611
MeriStar Hospitality Corp. *	5,800	54,520

		932,867

Recreational Vehicles & Boats - 0.0%
Harley-Davidson, Inc.	5,000	257,450

Restaurants - 0.4%
CKE Restaurants, Inc.	35,000	472,850
Darden Restaurants, Inc.	44,100	1,714,608

		2,187,458

Retail - 3.7%
Barnes & Noble, Inc.	34,700	1,480,649
Bed Bath & Beyond, Inc.*	53,100	1,919,565
Best Buy Co., Inc.	24,600	1,069,608
Chico’s FAS, Inc.*	5,300	232,829
Costco Wholesale Corp.	24,600	1,216,962
Dollar Tree Stores, Inc.*	4,000	95,760
Gaiam, Inc.*	12,500	168,875
Gap, Inc.	94,200	1,661,688
Home Depot, Inc.	113,250	4,584,360
Linens ‘N Things, Inc.*	11,000	292,600
Lowe’s Co.’s, Inc.	30,900	2,059,794
Nordstrom, Inc.	49,100	1,836,340
Ross Stores, Inc.	7,500	216,750
Saks, Inc.*	4,400	74,184
Staples, Inc.	77,100	1,750,941
Target Corp.	48,156	2,647,135

		21,308,040

Savings & Loans - 0.9%
Downey Financial Corp.	5,000	341,950
Golden West Financial Corp.	22,500	1,485,000
Washington Mutual, Inc.	71,679	3,118,037

		4,944,987

Securities Brokers & Services - 0.9%
Charles Schwab Corp.	8,700	127,629
Franklin Resources, Inc.	32,400	3,045,924
Nuveen Investments, Inc.	42,100	1,794,302

		4,967,855

Services — Commercial - 0.3%
eBay, Inc.*	20,100	869,325
Manpower, Inc.	8,500	395,250
Spherion Corp.*	44,200	442,442

		1,707,017

Soaps & Household Chemicals - 1.5%
Colgate-Palmolive Co.	7,400	405,890
Procter & Gamble Co.	147,595	8,542,799

		8,948,689

Telecommunications Equipment - 0.2%
American Tower Corp.*	33,800	915,980

Transportation Miscellaneous - 0.1%
United Parcel Service, Inc., Class B	8,700	653,805

Utilities — Cable, Television, & Radio - 0.0%
Cablevision Systems Corp.*	4,800	112,656

Utilities — Electrical - 0.6%
Cleco Corp.	69,000	1,438,650
Duquesne Light Holdings, Inc.	2,200	35,904
Hawaiian Electric Industries, Inc.	8,700	225,330
IDACORP, Inc.	20,300	594,790
NiSource, Inc.	16,100	335,846
OGE Energy Corp.	37,000	991,230

		3,621,750

Utilities — Gas Distribution - 1.7%
Energen Corp.	26,700	969,744
Kinder Morgan, Inc.	39,900	3,668,805
Oneok, Inc.	80,500	2,143,715
Questar Corp.	39,000	2,952,300

		9,734,564

Utilities — Telecommunications - 2.0%
AT&T, Inc.	217,300	5,321,677
Bellsouth Corp.	207,700	5,628,670
Centennial Communications Corp.*	14,900	231,248
Manitoba Telecom Services, Inc.	9,310	322,590

		11,504,185

Wholesalers - 0.0%
United Stationers, Inc.*	5,900	286,150

Venture Capital - 1.0%
Agraquest, Inc.:
Series B Preferred (b)(i)*	190,477	38,033
Series C Preferred (b)(i)*	117,647	27,191
Series H Preferred (b)(i)*	2,375,633	161,999
CFBanc Corp.(b)(i)*	27,000	372,397
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 04/21/14) (b)(i)*	162,500	—
Community Bank of the Bay (b)(i)*	4,000	71,555
Community Growth Fund*	1,498,306	1,241,569
Distributed Energy Systems Corp.:
Common Stock*	14,146	106,944
Warrants (strike price $2.80/share, expires 12/17/06)*	1,652	7,864
Warrants (strike price $2.80/share, expires 12/17/06)*	551	2,623
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Series A Preferred (b)(i)*	69,033	69,033
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	161,759
Series B Preferred, Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Hayes Medical, Inc.:
Common Stock (b)(i)*	1,666,665	2
Preferred (b)(i)*	825,000	495,000
Inflabloc Pharmaceuticals, Inc.(b)(i)*	625	1
Neighborhood Bancorp (b)(i)*	10,000	168,003
Pharmadigm, Inc.(b)(i)*	568	—
Plethora Technology, Inc.:
Series A, Preferred (a)(b)(i)*	825,689	526,377
Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	—
ProFund International SA.:
Common (b)(i)*	7,500	—
Preferred (b)(i)*	100,982	38,214
Seventh Generation, Inc.(b)(i)*	200,295	1,202,348
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	159,398
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B, Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Wild Planet Toys, Inc.:
Series B Preferred (b)(i)*	476,190	714,285
Series E Preferred (b)(i)*	129,089	193,633
Wind Harvest Co., Inc. Series A Preferred (b)(i)*	8,696	1

		5,791,422

Total Equity Securities (Cost $307,323,454)		360,622,364

	Adjusted
Limited Partnership Interest - 0.5%	Basis

Angels With Attitude I LLC (a)(b)(i)*	$200,000	139,776
Coastal Venture Partners (b)(i)*	182,251	127,083
Common Capital (b)(i)*	305,332	183,618
Environmental Private Equity Fund II (b)(i)*	24,332	44,639
First Analysis Private Equity Fund IV (b)(i)*	408,941	413,476
GEEMF Partners (a)(b)(i)*	185,003	278,615
Global Environment Emerging Markets Fund (b)(i)*	814,997	457,839
Hambrecht & Quist Environmental Technology Fund (b)(i)*	254,513	37,889
Infrastructure and Environmental Private Equity Fund III (b)(i)*	644,292	327,751
Labrador Ventures III (b)(i)*	360,875	86,456
Labrador Ventures IV (b)(i)*	826,683	299,928
Liberty Environmental Partners (a)(b)(i)*	256,090	—
Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	150,000	85,168
Poland Partners (b)(i)*	—	46,893
Solstice Capital (b)(i)*	310,526	254,546
Ukraine Fund (b)(i)*	27,133	—
Utah Ventures (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,058	14,858

Total Limited Partnership Interest (Cost $6,524,606)		2,798,536

	Principal
Corporate Bonds - 21.8%	Amount

ACLC Business Loan Receivables Trust, 5.019%, 10/15/21 (e)(r)	767,622	735,208
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	2,000,000	2,083,500
Alliance Mortgage Investments, 11.73%, 6/1/10 (r)	393,333	393,333
AMB Property LP, 6.90%, 1/30/06	1,000,000	1,001,230
APL Ltd., 8.00%, 1/15/24	550,000	556,187
Archstone-Smith Operating Trust , 5.25%, 12/1/10	1,000,000	998,650
Army Hawaii Family Housing Trust Certificates, 5.624%, 6/15/50 (e)	1,000,000	1,028,460
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	5,250,000	3,163,125
Atmos Energy Corp., 4.525%, 10/15/07 (r)	2,000,000	1,999,540
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,775,000	2,806,885
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	750,000	857,257
Banco Santander Chile, 4.81%, 12/9/09 (e)(r)	1,500,000	1,499,760
Bank One Issuance Trust, 4.419%, 10/15/08 (r)	3,000,000	3,000,223
BF Saul , 7.50%, 3/1/14	750,000	765,000
Brascan Corp., 7.125%, 6/15/12	2,160,000	2,374,661
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	4,935,700
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	517,500
CIT Group, Inc., 4.398%, 8/18/06 (r)	5,000,000	4,998,750
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/06 (b)(i)	297,877	—
Convertible Notes II, 10.00%, 8/31/06 (b)(i)	32,500	—
Convertible Notes III, 10.00%, 8/31/06 (b)(i)	25,000	25,000
Convertible Notes IV, 10.00%, 8/31/06 (b)(i)	25,000	25,000

	Principal
	Amount
CNL Funding, Inc., 7.721%, 8/25/09 (e)	1,395,813	1,420,182
Colonial Realty LP, 8.05%, 7/15/06	1,000,000	1,015,570
Comcast Corp., 6.50%, 11/15/35	1,150,000	1,174,610
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,445,902
Credit Suisse First Boston USA Inc., 4.59%, 12/9/08 (r)	3,000,000	2,997,870
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,891,480
Deluxe Corp., 5.125%, 10/1/14	600,000	504,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,129,260
Duke Realty LP , 4.761%, 12/22/06 (r)	2,000,000	1,999,820
E*Trade Financial Corp.:
8.00%, 6/15/11	700,000	726,250
7.875%, 12/1/15	250,000	258,125
Enterprise Mortgage Acceptance Co. LLC:
Interest Only, 1.249%, 1/15/25 (e)(r)	4,399,547	171,362
6.90%, 10/15/25 (e)	2,040,831	806,128
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,002,890
First Republic Bank, 7.75%, 9/15/12	214,000	234,702
First Tennessee Bank, 5.316%, 12/8/08	2,500,000	2,500,425
Global Signal:
Trust I, 3.711%, 1/15/34 (e)	1,405,142	1,352,216
Trust II, 4.232%, 12/15/14 (e)	500,000	483,274
Goldman Sachs Group, Inc., 6.345%, 2/15/34	1,250,000	1,313,166
Hayes Medical, 8.00%, 9/30/10 (b)(i)	250,000	250,000
HBOS plc, 6.413%, 9/29/49 (e)(r)	800,000	802,496
Health Care REIT, Inc., 6.20%, 6/1/16	500,000	500,610
Hudson United Bancorp, 8.20%, 9/15/06	1,000,000	1,017,370
Impac CMB Trust, 4.649%, 5/25/35 (r)	3,967,425	3,971,988
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14	2,500,000	2,373,225
Interpool Capital Trust, 9.875%, 2/15/27	1,000,000	980,000
iStar Financial, Inc. , 5.039%, 3/16/09 (r)	1,000,000	999,880
JPMorgan Chase & Co. VRDN, 4.56%, 10/28/08 (r)	3,500,000	3,497,256
KDM Development Corp., 2.41%, 12/31/07 (b)(i)	746,900	710,964
Kimco Realty Corp., 4.45%, 8/1/06 (r)	1,500,000	1,501,340
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,500,000	1,429,305
Kinder Morgan Finance Co., 5.35%, 1/5/11 (e)	1,000,000	1,001,190
Leucadia National Corp., 7.00%, 8/15/13	1,420,000	1,405,800
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	31,800
8.30%, 12/1/37 (e)(m)*	6,130,000	114,938
8.45%, 12/1/97 (e)(m)*	2,560,000	48,000
Masco Corp., 4.71%, 3/9/07 (e)(r)	2,000,000	2,005,050
Meridian Funding Co. LLC:
4.709%, 10/15/14 (e)(r)	3,000,000	3,000,816
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	1,000,000	993,750
5.30%, 8/1/50 (e)	750,000	746,565
Nationwide Health Properties, Inc. :
6.00%, 5/20/15	1,000,000	987,040
6.90%, 10/1/37	1,000,000	1,064,280
New York State Community Statutory Trust II, 8.29%, 12/28/31 (e)(r)	500,000	510,365
Odyssey Re Holdings Corp., 6.875%, 5/1/15	1,000,000	989,860
Orkney Re II plc, Series B, 7.54%, 12/21/35 (e)(r)	1,100,000	1,100,000
Pacific Pilot Funding Ltd., 4.924%, 10/20/16 (e)(r)	994,086	990,823
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	518,560
Pioneer Natural Resources Co., 5.875%, 7/15/16	1,000,000	995,480
Preferred Term Securities IX Ltd., 4.711%, 4/3/33 (e)(r)	1,000,000	1,009,810
Premium Asset Trust, 4.365%, 10/8/09 (e)(r)	4,000,000	4,001,052
PRICOA Global Funding I, 4.52%, 3/2/07 (e)(r)	2,000,000	2,002,454
Prudential Financial, Inc., 4.63%, 6/13/08 (r)	1,500,000	1,499,805
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,000,000	1,175,730
RBS Capital Trust I, 5.327%, 9/29/49 (r)	1,500,000	1,517,715
Reed Elsevier Capital, Inc., 4.821%, 6/15/10 (r)	3,000,000	2,999,670
Small Business Administration:
5.038%, 3/10/15	995,117	993,551
4.94%, 8/10/15	2,000,000	1,983,872
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	3,000,000	3,233,070
Sovereign Bancorp, Inc., 4.69%, 3/1/09 (e)(r)	1,000,000	999,190
Sovereign Bank, 4.00%, 2/1/08	1,235,000	1,210,751
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	340,865
Spieker Properties LP, 6.75%, 1/15/08	2,500,000	2,577,625
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	25,800,000	3,121,026
Transatlantic Holdings, Inc., 5.75%, 12/14/15	1,000,000	1,011,800
Vodafone Group plc, 4.611%, 12/28/07 (r)	1,000,000	999,950
Westfield Capital Corp Ltd., 4.56%, 11/2/07 (e)(r)	3,000,000	3,007,215

Total Corporate Bonds (Cost $135,969,674)		126,416,103

	Principal
U.S. Government Agencies and Instrumentalities - 6.3%	Amount

Federal Home Loan Bank:
Discount Notes, 1/3/06	22,400,000	22,395,769
0.00%, 2/5/07 (r)	1,000,000	943,750
STEP, 4.60% to 10/26/06, 5.00% thereafter to 10/26/07 (r)	5,000,000	4,992,100
5.065%, 10/20/15	5,863,337	5,862,750
Freddie Mac, 5.625%, 11/23/35	2,500,000	2,508,550

Total U.S. Government Agencies and Instrumentalities (Cost $36,629,954)		36,702,919

Municipal Obligations - 0.3%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	3,750,000	1,614,938

Total Municipal Obligations (Cost $3,778,780)		1,614,938

Taxable Municipal Obligations - 7.8%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.42%, 3/1/19	200,000	202,662
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	750,000	756,967
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.65%, 10/1/26	1,000,000	1,008,110
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	499,705
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	635,000	636,410
Detroit Michigan GO Bonds, 5.15%, 4/1/25	3,000,000	2,903,670
Gainesville Florida Utility System Revenue Bonds, 5.31%, 10/1/21	1,000,000	1,013,150
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	505,020
Howell Township New Jersey School District GO Bonds, 5.10%, 7/15/17	1,505,000	1,509,470
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,435,000	1,470,387
Indiana State Bond Bank Revenue Bonds:
5.12%, 1/15/17	1,685,000	1,679,338
5.27%, 1/15/18	1,000,000	1,008,180
5.38%, 7/15/18	950,000	966,938
5.45%, 7/15/23	1,000,000	996,620
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds, 5.09%, 7/15/18	1,500,000	1,504,275
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	651,889
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,519,770
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	823,620
Miami Beach Florida Tax Allocation Bonds, 5.01%, 12/1/17	1,295,000	1,272,156
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	700,000	695,772
New York State MMC Corp. Revenue Bonds, 4.50%, 11/1/35 (r)	1,000,000	1,000,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	4,000,000	3,867,760
Oceanside California Pension Obligation Revenue Bonds, 5.04%, 8/15/17	750,000	742,162
Ohio State Economic Improvement Revenue Bonds, 5.46%, 10/1/18	500,000	510,270
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,952,500
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	750,000	734,940
Pomona California Pension Refunding Revenue Bonds, 5.732%, 7/1/25	1,750,000	1,765,382
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	2,500,000	2,528,400
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	968,040
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.30%, 8/1/28	1,000,000	957,690
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08	745,000	723,082
3.90%, 12/1/09	1,150,000	1,114,983
Tennessee State School Bond Authority Revenue Bonds, 4.88%, 5/1/20	600,000	581,310
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	610,000	594,842
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	912,000	932,885
University of Central Florida COPs, 5.375%, 10/1/35	1,500,000	1,443,900
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,475,430
West Contra Costa California Unified School District Revenue Bonds, 4.90%, 1/1/15	555,000	547,852
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	993,460

Total Taxable Municipal Obligations (Cost $45,373,950)		45,058,997

High Social Impact Investments - 0.8%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/07 (b)(i)(r)	5,016,666	4,886,885

Total High Social Impact Investments (Cost $5,016,666)		4,886,885

	Principal
Certificates of Deposit - 0.1%	Amount

Certificates of Deposit - 0.1%
Alternative Federal Credit Union, 2.75%, 11/30/06 (b)(k)	50,000	49,940
First American Credit Union, 4.00%, 12/23/06 (b)(k)	92,000	91,807
Mission Area Federal Credit Union, 2.00%, 11/18/06 (b)(k)	50,000	49,940
Native American Credit Union, 2.79%, 11/13/06 (b)(k)	92,000	91,871
ShoreBank & Trust, 4.00%, 12/6/06 (b)(k)	100,000	99,790

Total Certificates of Deposit (Cost $384,000)		383,348

TOTAL INVESTMENTS (Cost $541,001,084) - 99.7%		578,484,090
Other assets and liabilities, net - 0.3%		1,744,681

NET ASSETS - 100%		$580,228,771

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
2 Year U.S. Treasury Notes	71	03/06	$ 14,568,313	$ 7,648
5 Year U.S. Treasury Notes	73	03/06	7,763,094	20,702
10 Year U.S. Treasury Notes	162	03/06	17,723,812	19,592

Total Purchased				$ 47,942

Sold:
U.S. Treasury Bonds	203	03/06	$ 23,180,063	($398,437)

Total Sold				($398,437)

(a) Affiliated Company
(b) This security was valued by the Board of Trustees. See note A.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f) Interest payments have been deferred until July 1, 2006. At December 31, 2005 accumulated deferred interest totaled $859,880 and includes interest accrued since and due on October 1, 2003.
(i) Restricted securities represent 2.3% of net assets of the Portfolio.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
* Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
STEP: Stepped Coupon bond for which the coupon rate of interest will adjust on specific future date(s).

	ACQUISITION
BALANCED PORTFOLIO RESTRICTED SECURITIES	DATES	COST

Agraquest, Inc., Series B Preferred	02/26/97	$200,001
Agraquest, Inc., Series C Preferred	03/11/98 - 06/27/03	200,000
AgraQuest, Inc, Series H Preferred	05/25/05	161,999
Angels With Attitude LLC	08/28/00 - 04/30/03	200,000
Calvert Social Investment Foundation Notes, 2.17%, 7/1/07	07/01/04	5,016,666
CFBanc Corp.	03/14/03	270,000
CitySoft Note I, 10.00%, 8/31/06	10/15/02	297,877
CitySoft Note II, 10.00%, 8/31/06	09/09/03	32,500
CitySoft Note III, 10.00%, 8/31/06	05/04/04	25,000
CitySoft Note IV, 10.00%, 8/31/06	03/11/05	25,000
City Soft, Inc., Warrants (strike price $0.21/share, expires 05/15/12)	11/22/02	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 10/15/12)	05/04/04	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 10/15/12)	11/22/02	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 10/15/12)	11/22/02	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 10/15/12)	11/22/02	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 02/28/13)	04/11/03	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 02/28/13)	04/11/03	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 02/28/13)	04/11/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 05/31/13)	07/15/03	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 05/31/13)	07/15/03	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 05/31/13)	07/15/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 08/31/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 08/31/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 08/31/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 09/4/13)	03/11/05	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 09/4/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 09/4/13)	05/04/04	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 09/4/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 09/4/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 11/30/13)	01/16/04	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 11/30/13)	01/16/04	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 11/30/13)	01/16/04	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 4/21/14)	03/11/05	—
Coastal Venture Partners	06/07/96 - 06/22/00	182,251
Common Capital	02/15/01 - 12/13/04	305,332
Community Bank of the Bay	03/15/96	100,000
Environmental Private Equity Fund II	12/31/93 - 11/21/97	24,332
First Analysis Private Equity Fund IV	02/25/02 - 07/11/05	408,941
GEEMF Partners	02/28/97	185,003
Global Environment Emerging Markets Fund	01/14/94 - 12/01/95	814,997
H2Gen Innovations Common Stock	11/04/04	—
H2Gen Innovations, Inc., Series A Preferred	12/30/02	251,496
H2Gen Innovations, Inc., Series A Preferred, Warrants(strike price $1.00/share, expires 1/1/12)	11/07/02	—
H2Gen Innovations, Inc., Series B Preferred	11/06/03 - 10/21/04	161,759
H2Gen Innovations, Inc., Series B Preferred, Warrants(strike price $1.00/share, expires 10/31/13)	11/06/03 - 02/02/04	—
Hambrecht & Quist Environmental Technology Fund	08/11/89 - 08/10/94	254,513
Hayes Medical Services	01/31/97 - 07/22/99	500,000
Hayes Medical Series A-1 Preferred Stock	08/19/05	8,663
Hayes Medical, Inc., 8.00%, 9/30/10	08/19/05	250,000
Inflabloc	12/29/03	261,945
Infrastructure and Environmental Private Equity Fund III	04/16/97 - 02/12/01	644,292
KDM Development Corp., 2.41%, 12/31/07	11/03/99	710,964
Labrador Ventures III	08/11/98 - 04/02/01	360,875
Labrador Ventures IV	12/14/99 - 06/27/05	826,683
Liberty Environmental Partners	07/28/94 - 09/17/97	256,090
Milepost Ventures	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC	01/08/03 - 06/20/05	150,000
Pharmadigm, Inc.	07/05/96 - 06/18/97	238,055
Plethora Technology Series A Preferred Stock	04/29/05-05/13/05	701,835
Plethora Technology Common Warrants 4/29/2015 $0.01	6/23/03-2/10/04	75,360
Poland Partners	04/13/94 - 07/23/01	—
ProFund International SA, Common	08/29/95 - 05/25/99	7,500
ProFund International SA, Preferred	01/12/96 - 09/09/03	100,982
Seventh Generation, Inc.	04/12/02 - 05/06/03	230,500
SMARTTHINKING, Inc., Series 1-A, Convertible Preferred	04/22/03 - 05/27/05	159,398
SMARTTHINKING, Inc., Series 1-B, Convertible Preferred	06/10/03	250,000
SMARTTHINKING, Inc., Series 1-B Preferred Warrants (strike price $0.01, expires 5/26/2015)	05/27/05	—
Solstice Capital	06/26/01 - 05/18/05	310,526
Ukraine Fund	09/28/92 - 04/18/01	27,133
Utah Ventures	11/17/97 - 02/05/03	867,581
Venture Strategy Partners	08/21/98 - 02/26/03	206,058
Wild Planet Toys, Inc., Series B Preferred	07/12/94	200,000
Wild Planet Toys, Inc., Series E Preferred	04/09/98	180,725
Wind Harvest Co., Inc. Series A Preferred	05/16/94	100,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

	Principal
Corporate Bonds - 49.2%	Amount	Value

ACLC Business Loan Receivables Trust, 5.019%, 10/15/21 (e)(r)	$767,622	$735,208
Agfirst Farm Credit Bank:
8.393%, 12/15/16 (r)	1,000,000	1,118,530
7.30%, 10/14/49 (e)	2,000,000	2,083,500
Alliance Mortgage Investments, 11.73%, 6/1/10 (r)	491,667	491,667
AMB Property LP, 6.90%, 1/30/06	3,000,000	3,003,690
APL Ltd., 8.00%, 1/15/24	400,000	404,500
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	998,650
Army Hawaii Family Housing Trust Certificates, 5.624%, 6/15/50 (e)	1,250,000	1,285,575
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	3,500,000	2,108,750
Atmos Energy Corp., 4.525%, 10/15/07 (r)	2,000,000	1,999,540
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	3,475,000	3,510,758
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	571,505
Banco Santander Chile, 4.81%, 12/9/09 (e)(r)	1,500,000	1,499,760
Bank One Issuance Trust, 4.419%, 10/15/08 (r)	3,000,000	3,000,224
BF Saul, 7.50%, 3/1/14	1,000,000	1,020,000
Brascan Corp., 7.125%, 6/15/12	2,160,000	2,374,661
Camden Property Trust, 7.00%, 2/15/06	3,500,000	3,508,190
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	4,935,700
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	517,500
CIT Group, Inc., 4.398%, 8/18/06 (r)	5,000,000	4,998,750
CNL Funding, Inc., 7.721%, 8/25/09 (e)	1,031,688	1,049,700
Colonial Realty LP, 8.05%, 7/15/06	2,000,000	2,031,140
Comcast Corp., 6.50%, 11/15/35	1,500,000	1,532,100
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,445,903
Credit Suisse First Boston USA Inc., 4.59%, 12/9/08 (r)	5,000,000	4,996,450
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,891,480
Deluxe Corp., 5.125%, 10/1/14	700,000	588,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,129,260
Duke Realty LP, 4.761%, 12/22/06 (r)	2,000,000	1,999,820
E*Trade Financial Corp.:
8.00%, 6/15/11	500,000	518,750
8.00%, 6/15/11 (e)	300,000	311,250
7.875%, 12/1/15	500,000	516,250
Enterprise Mortgage Acceptance Co. LLC:
Interest Only, 1.249%, 1/15/25 (e)(r)	5,499,434	214,203
6.90%, 10/15/25 (e)	2,857,164	1,128,580
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,002,890
First Republic Bank, 7.75%, 9/15/12	870,000	954,164
First Tennessee Bank, 5.316%, 12/8/08	5,000,000	5,000,850
Global Signal Trust I, 3.711%, 1/15/34 (e)	1,405,142	1,352,215
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	966,547
Goldman Sachs Group, Inc., 6.345%, 2/15/34	1,500,000	1,575,799
HBOS plc, 6.413%, 9/29/49 (e)(r)	1,200,000	1,203,744
Health Care REIT, Inc., 6.20%, 6/1/16	750,000	750,915
Hudson United Bancorp, 8.20%, 9/15/06	2,000,000	2,034,740
Impac CMB Trust:
4.649%, 5/25/35 (r)	3,967,425	3,971,988
4.699%, 8/25/35 (r)	2,544,187	2,544,416
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	3,000,000	2,847,870
Interpool Capital Trust, 9.875%, 2/15/27	2,095,000	2,053,100
iStar Financial, Inc., 5.039%, 3/16/09 (r)	2,000,000	1,999,760
JP Morgan Chase & Co., 4.56%, 10/28/08 (r)	6,000,000	5,995,296
Kimco Realty Corp., 4.45%, 8/1/06 (r)	1,500,000	1,501,340
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,500,000	1,429,305
Kinder Morgan Finance Co., 5.35%, 1/5/11 (e)	1,500,000	1,501,785
Leucadia National Corp., 7.00%, 8/15/13	2,120,000	2,098,800
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	55,162
8.30%, 12/1/37 (e)(m)*	3,500,000	65,625
Masco Corp., 4.71%, 3/9/07 (e)(r)	3,000,000	3,007,575
Meridian Funding Co. LLC, 4.709%, 10/15/14 (e)(r)	5,000,000	5,001,360
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	1,000,000	993,750
5.30%, 8/1/50 (e)	1,250,000	1,244,275
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	2,000,000	1,974,080
6.90%, 10/1/37	1,000,000	1,064,280
Odyssey Re Holdings Corp., 6.875%, 5/1/15	1,750,000	1,732,255
Orkney Re II plc, Series B, 7.54%, 12/21/2035 (e)(r)	1,700,000	1,700,000
Pacific Pilot Funding Ltd., 4.924%, 10/20/16 (e)(r)	994,086	990,823
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	518,560
Pioneer Natural Resources Co., 5.875%, 7/15/16	1,250,000	1,244,350
Preferred Term Securities IX Ltd., 4.711%, 4/3/33 (e)(r)	1,000,000	1,009,810
Premium Asset Trust, 4.365%, 10/8/09 (e)(r)	4,000,000	4,001,052
PRICOA Global Funding I, 4.52%, 3/2/07 (e)(r)	3,000,000	3,003,681
Prudential Financial, Inc., 4.63%, 6/13/08 (r)	2,000,000	1,999,740
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,000,000	1,175,730
RBS Capital Trust I, 5.327%, 9/29/49 (r)	2,000,000	2,023,620
Reed Elsevier Capital, Inc., 4.821%, 6/15/10 (r)	3,500,000	3,499,615
Regions Financial Corp., 4.50%, 8/8/08	3,500,000	3,463,880
Small Business Administration:
5.038%, 3/10/15	995,117	993,551
4.94%, 8/10/15	2,500,000	2,479,840
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	3,000,000	3,233,070
Sovereign Bancorp, Inc., 4.69%, 3/1/09 (e)(r)	3,000,000	2,997,570
Sovereign Bank, 4.00%, 2/1/08	1,500,000	1,470,547
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	340,865
Spieker Properties LP, 6.75%, 1/15/08	3,000,000	3,093,150
TIERS Trust, 8.45%, 12/1/17 (n)*	439,239	6,589
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/06 (e)	2,500,000	2,486,430
2/15/45 (e)	39,750,000	4,808,557
Transatlantic Holdings, Inc., 5.75%, 12/14/15	1,500,000	1,517,700
Vodafone Group plc, 4.611%, 12/28/07 (r)	1,250,000	1,249,937
Westfield Capital Corp Ltd., 4.56%, 11/2/07 (e)(r)	3,000,000	3,007,215

Total Corporate Bonds (Cost $174,131,667)		169,759,312

	Principal
Taxable Municipal Obligations - 23.1%	Amount	Value

Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	156,710
5.32%, 3/1/15	165,000	167,257
5.47%, 3/1/18	190,000	192,854
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/06	2,290,000	2,207,606
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	1,250,000	1,261,612
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.65%, 10/1/26	1,710,000	1,723,868
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	750,000	749,557
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,146,419
Zero Coupon, 6/1/12	1,530,000	1,117,680
Zero Coupon, 6/1/13	1,585,000	1,095,806
Zero Coupon, 6/1/14	1,645,000	1,079,877
5.01%, 8/1/15	700,000	701,554
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/19	280,000	135,022
12/1/20	700,000	316,211
12/1/21	700,000	296,989
12/1/24	620,000	223,386
Detroit Michigan GO Bonds, 5.15%, 4/1/25	5,000,000	4,839,450
Fairfield California Pension Obligation Revenue Bonds, 5.22%, 6/1/20	845,000	846,834
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,342,975
Fort Irwin California Irwin Land LLC Revenue Bonds, 4.51%, 12/15/15	2,400,000	2,332,224
Gainesville Florida Utility System Revenue Bonds, 5.31%, 10/1/21	1,500,000	1,519,725
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	903,986
Howell Township New Jersey School District GO Bonds, 5.20%, 7/15/18	1,585,000	1,590,880
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,435,000	1,470,387
Indiana State Bond Bank Revenue Bonds:
5.32%, 7/15/17	2,725,000	2,769,445
5.27%, 1/15/18	1,000,000	1,008,180
5.32%, 1/15/19	1,865,000	1,878,260
5.45%, 7/15/23	1,490,000	1,484,964
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds, 5.05%, 1/15/18	2,000,000	1,999,960
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	987,710
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,503,578
4.90%, 8/1/17	1,715,000	1,683,718
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	974,772
Miami Beach Florida Tax Allocation Bonds, 4.93%, 12/1/16	2,265,000	2,223,686
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	880,000	874,685
New York State MMC Corp. Revenue Bonds, 4.50%, 11/1/35 (r)	2,000,000	2,000,000
Oceanside California Pension Obligation Revenue Bonds, 5.04%, 8/15/17	1,000,000	989,550
Ohio State Economic Improvement Revenue Bonds, 5.46%, 10/1/18	750,000	765,405
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 5.05%, 10/1/11	1,455,000	1,462,813
Oregon School Boards Association GO Bonds, Zero Coupon:
6/30/06	2,000,000	1,952,500
6/30/18	1,195,000	630,578
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	1,000,000	979,920
Pierce County Washington Cascade Christian Schools Revenue Bonds, 7.65%, 12/1/09	569,000	582,869
Pomona California Pension Refunding Revenue Bonds:
5.492%, 7/1/20	2,365,000	2,384,156
5.732%, 7/1/25	1,000,000	1,008,790
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	3,500,000	3,539,760
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	980,000	983,959
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,485,000	2,437,313
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.00%, 8/1/19	1,900,000	1,832,721
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.20%, 12/1/07	1,295,000	1,258,831
4.20%, 12/1/10	1,235,000	1,203,359
Tennessee State School Bond Authority Revenue Bonds, 4.88%, 5/1/20	800,000	775,080
Texas Municipal Gas Corp. Gas Reservation Revenue Bonds, 2.60%, 7/1/07 (e)	815,000	794,747
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	800,000	818,320
University of Central Florida COPs, 5.375%, 10/1/35	2,000,000	1,925,200
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,967,240
Vermont State Student Assistance Corp. Revenue Bonds, 3.92%, 12/15/39 (r)	975,000	975,000
Vigo County Indiana Redevelopment Authority Economic Development Revenue Bonds, 4.96%, 8/1/14	530,000	524,287
West Contra Costa California Unified School District Revenue Bonds:
4.71%, 1/1/11	455,000	449,422
4.76%, 1/1/12	475,000	468,906
4.82%, 1/1/13	500,000	492,130
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,653,213

Total Taxable Municipal Obligations (Cost $79,753,457)		79,663,896

	Principal
U.S. Government Agencies and Instrumentalities - 23.3%	Amount	Value

Federal Home Loan Bank:
0.00%, 2/5/07 (r)	3,000,000	2,831,250
Step Coupon, 4.60% to 10/26/06, 5.00% thereafter to 10/26/07 (r)	7,000,000	6,988,940
5.065%, 10/20/15	7,817,782	7,817,000
Federal Home Loan Bank Discount Notes, 1/3/06	56,200,000	56,189,385
Freddie Mac:
4.125%, 7/12/10	3,000,000	2,923,170
5.625%, 11/23/35	3,500,000	3,511,970

Total U.S. Government Agencies and Instrumentalities (Cost $80,246,853)		80,261,715

High Social Impact Investments - 0.3%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/06 (b)(i)(r)	1,050,000	1,022,836

Total High Social Impact Investments (Cost $1,050,000)		1,022,836

Equity Securities - 3.1%	Shares	Value

BAC Capital Trust VIII, Preferred	44,000	1,061,500
Conseco, Inc., Preferred	85,000	2,404,650
Manitoba Telecom Services, Inc.	9,261	320,893
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
Northern Borders Partners, LP	3,500	147,000
Richmond County Capital Corp., Preferred (e)	20	2,009,375
Roslyn Real Estate Asset Corp., Preferred	2	200,000
WoodBourne Pass-Through Trust, Preferred (e)	25	2,497,656

Total Equity Securities (Cost $10,276,871)		10,621,074

TOTAL INVESTMENTS (Cost $345,458,848) - 99.0%		341,328,833
Other assets and liabilities, net - 1.0%		3,384,683

NET ASSETS - 100%		$344,713,516

				Unrealized
		Expiration	Underlying Face	Appreciation
Futures	# of Contracts	Date	Amount at Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	86	3/06	$17,646,125	$9,264
5 Year U.S. Treasury Notes	120	3/06	12,761,250	20,073
10 Year U.S. Treasury Notes	441	3/06	48,248,156	(8,790)

Total Purchased				$20,547

Sold:

U.S. Treasury Bonds	286	3/06	($32,657,625)	($560,614)

*	Non-income producing security.
(b) This security was valued by the Board of Trustees. See Note A
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i) Restricted securities represent 0.3% of net assets of the Portfolio.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
REIT: Real Estate Investment Trust

	AQUISITION
RESTRICTED SECURITIES	DATES	COST
Calvert Social Investment Foundation Notes, 3.00%, 7/1/06	7/1/03	$1,050,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES — 98.5%	Shares	Value

Advertising Agencies — 1.6%
Omnicom Group, Inc.	225,000	$19,154,250

Banks — New York City — 1.7%
Bank of New York Co., Inc.	650,000	20,702,500

Banks — Outside New York City — 3.7%
Synovus Financial Corp.	900,000	24,309,000
Wachovia Corp.	400,000	21,144,000

		45,453,000

Biotechnology — Research & Production — 3.5%
Amgen, Inc.*	550,000	43,373,000

Chemicals — 3.6%
Air Products & Chemicals, Inc.	520,000	30,778,800
Ecolab, Inc.	363,300	13,176,891

		43,955,691

Communications Technology — 4.4%
Cisco Systems, Inc.*	2,100,000	35,952,000
Motorola, Inc.	800,000	18,072,000

		54,024,000

Computer — Services, Software & Systems — 3.0%
Microsoft Corp.	1,400,000	36,610,000

Computer Technology — 3.6%
Dell, Inc.*	1,150,000	34,488,500
Zebra Technologies Corp.*	220,000	9,427,000

		43,915,500

Consumer Products — 1.7%
Alberto-Culver Co.	470,000	21,502,500

Diversified Financial Services — 2.5%
American Express Co.	600,000	30,876,000

Diversified Production — 4.6%
Dover Corp.	750,000	30,367,500
Pentair, Inc.	750,000	25,890,000

		56,257,500

Drug & Grocery Store Chains — 2.4%
Walgreen Co.	683,100	30,234,006

Drugs & Pharmaceuticals — 5.7%
Forest Laboratories, Inc.*	500,000	20,340,000
Johnson & Johnson	300,000	18,030,000
Pfizer, Inc.	1,400,000	32,648,000

		71,018,000

	Shares	Value
Electrical Equipment & Components — 2.1%
Emerson Electric Co.	350,000	26,145,000

Electronic Equipment & Components — 1.5%
Molex, Inc.	750,000	18,442,500

Electronics — Medical Systems — 4.5%
Medtronic, Inc.	580,000	33,390,600
Varian Medical Systems, Inc.*	450,000	22,653,000

		56,043,600

Electronics — Semiconductors / Components — 3.6%
Intel Corp.	1,150,000	28,704,000
Microchip Technology, Inc.	500,000	16,075,000

		44,779,000

Financial Data Processing Services — 3.7%
First Data Corp.	500,000	21,505,000
Fiserv, Inc.*	550,000	23,798,500

		45,303,500

Foods — 1.2%
General Mills, Inc.	300,000	14,796,000

Healthcare Facilities — 1.1%
Health Management Associates, Inc.	600,000	13,176,000

Healthcare Services — 2.4%
Express Scripts, Inc.*	155,000	12,989,000
Omnicare, Inc.	300,000	17,166,000

		30,155,000

Insurance — Multi-Line — 1.5%
Aflac, Inc.	400,000	18,568,000

Insurance — Property & Casualty — 1.2%
Chubb Corp.	150,000	14,647,500

Investment Management Companies — 2.3%
SEI Investments Co.	770,000	28,490,000

Machinery — Industrial / Specialty — 3.1%
Illinois Tool Works, Inc.	440,000	38,715,600

Machinery — Oil Well Equipment & Services — 1.6%
FMC Technologies, Inc.*	450,000	19,314,000

Medical & Dental — Instruments & Supplies — 2.1%
Biomet, Inc.	700,000	25,599,000

Multi-Sector Companies — 2.0%
3M Co.	320,000	24,800,000

Oil — Crude Producers — 2.8%
EOG Resources, Inc.	472,600	34,674,662

Retail — 12.0%
Bed Bath & Beyond, Inc.*	700,000	25,305,000
CDW Corp.	400,000	23,028,000
Costco Wholesale Corp.	550,000	27,208,500
Home Depot, Inc.	500,000	20,240,000
Kohl’s Corp.*	590,000	28,674,000
Staples, Inc.	1,050,000	23,845,500

		148,301,000

	Shares	Value
Securities Brokers & Services — 0.9%
A.G. Edwards, Inc.	250,000	11,715,000

Services — Commercial — 2.3%
eBay, Inc.*	650,000	28,112,500

Soaps & Household Chemicals — 2.4%
Colgate-Palmolive Co.	550,000	30,167,500

Utilities — Gas Distribution — 2.1%
Questar Corp.	349,800	26,479,860

Venture Capital — 0.1%
20/20 Gene Systems Inc., Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	—
Chesapeake PERL, Inc.:
Common Warrants (strike price $2.00/share, expires 4/1/09) (b)(i)*	75,000	—
Series A-2 Preferred (b)(i)*	150,000	30,000
Cylex, Inc.:
Common Warrants (strike price $.0412/share, expires 11/12/13) (b)(i)*	285,706	—
Series A-1 Preferred (b)(i)*	101,742	93,495
Series B Preferred (b)(i)*	787,268	211,775
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	69,033
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	161,759
PowerZyme, Inc. Series D Preferred (b)(i)*	1,250,000	125,000

		691,062

Total Equity Securities (Cost $999,425,025)		1,216,192,231

	Adjusted
Limited Partnership Interest — 0.0%	Basis

China Environment Fund 2004 (b)(i)*	$7,778	7,778
SEAF India International Growth Fund LLC (b)(i)*	150,000	150,000

Total Limited Partnership Interest (Cost $157,778)		157,778

	Principal
Corporate Bonds — 0.0%	Amount

20/20 Gene Systems Inc., 8.00%, 3/1/06 (b)(i)	250,000	187,500

Total Corporate Bonds (Cost $250,000)		187,500

High Social Impact Investments — 0.5%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/06 (b)(i)(r)	6,800,000	6,624,084

Total High Social Impact Investments (Cost $6,800,000)		6,624,084

U.S. Government Agencies and Instrumentalities — 0.9%

Federal Home Loan Bank Discount Notes, 1/3/06	10,500,000	10,498,017

Total U.S. Government Agencies and Instrumentalities (Cost $10,498,017)		10,498,017

TOTAL INVESTMENTS (Cost $1,017,130,820) — 99.9%		1,233,659,610
Other assets and liabilities, net — 0.1%		1,640,009

Net Assets — 100%		$1,235,299,619

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See note A.

(i)	Restricted securities represent 0.6% of the net assets.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	AQUISITION
EQUITY PORTFOLIO RESTRICTED SECURITIES	DATES	COST

20/20 Gene Systems, Inc.:
8.00%, 3/1/06	09/01/05	$250,000
Warrants (strike price $.01/share, expires 8/27/13)	08/29/03	14,700
Calvert Social Investment Foundation Notes, 3.00%, 7/1/06	07/01/03-07/01/04	6,800,000
China Environment Fund 2004	09/15/05-10/17/05	7,778
Chesapeake PERL, Inc.:
Common Warrants (strike price $2.00/share, expires 4/1/09)	05/17/05	—
Series A-2 Preferred	07/30/04	300,000
Cylex, Inc.:
Common Warrants (strike price $.0412/share, expires 11/12/13)	06/30/04	13,525
Series A-1 Preferred	06/30/04	335,750
Series B Preferred	06/30/04	211,775
H2Gen Innovations, Inc.:
Common Stock	11/04/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/04/04	—
Series A Preferred	11/04/04	251,496
Series A Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/04/04	—
Series B Preferred	10/21/04-10/27/04	161,759
PowerZyme, Inc., Series D Preferred	07/22/04	500,000
SEAF India International Growth Fund LLC	3/22/05-5/11/05	150,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES — 99.4%	Shares	Value

Air Transportation — 0.4%
AAR Corp.*	2,900	$69,455
Continental Airlines, Inc. Class B*	7,100	151,230
Southwest Airlines Co.	4,800	78,864

		299,549

Auto Parts — Original Equipment — 0.1%
Autoliv, Inc.	1,600	72,672

Auto Trucks & Parts — 0.1%
Modine Manufacturing Co.	2,200	71,698

Banks — New York City — 2.5%
JP Morgan Chase & Co.	45,384	1,801,291

Banks — Outside New York City — 7.5%
Bank of America Corp.	44,670	2,061,520
KeyCorp Ltd.	5,400	177,822
US Bancorp	29,800	890,722
Wachovia Corp.	26,800	1,416,648
Wells Fargo & Co.	13,000	816,790

		5,363,502

Biotechnology — Research & Production — 1.5%
Amgen, Inc.*	13,100	1,033,066
Invitrogen Corp.*	1,000	66,640

		1,099,706

Building Materials — 0.4%
Masco Corp.	9,100	274,729

Chemicals — 0.8%
Lubrizol Corp.	300	13,029
Praxair, Inc.	5,100	270,096
Sigma-Aldrich Corp.	4,900	310,121

		593,246

Communications & Media — 2.1%
Time Warner, Inc.	86,700	1,512,048

Communications Technology — 2.5%
Cisco Systems, Inc.*	66,700	1,141,904
Motorola, Inc.	29,300	661,887

		1,803,791

	Shares	Value
Computer — Services, Software & Systems — 3.6%
Adobe Systems, Inc.	4,400	162,624
BMC Software, Inc.*	7,900	161,871
Compuware Corp.*	15,700	140,829
Microsoft Corp.	67,900	1,775,585
Red Hat, Inc.*	5,100	138,924
Symantec Corp.*	9,413	164,727
Trizetto Group, Inc.*	2,300	39,077

		2,583,637

Computer Technology — 5.4%
Apple Computer, Inc.*	6,800	488,852
Dell, Inc.*	36,100	1,082,639
EMC Corp.*	12,300	167,526
Hewlett-Packard Co.	11,200	320,656
Intergraph Corp.*	500	24,905
International Business Machines Corp.	21,400	1,759,080

		3,843,658

Consumer Electronics — 0.3%
Harman International Industries, Inc.	300	29,355
Yahoo!, Inc.*	5,000	195,900

		225,255

Consumer Products — 1.4%
American Greetings Corp.	1,300	28,561
Kimberly-Clark Corp.	14,700	876,855
Toro Co.	2,300	100,671

		1,006,087

Containers & Packaging — Paper & Plastic — 0.0%
Sealed Air Corp.*	100	5,617

Diversified Financial Services — 3.1%
American Express Co.	14,600	751,316
CIT Group, Inc.	2,900	150,162
Goldman Sachs Group, Inc.	10,500	1,340,955

		2,242,433

Diversified Materials & Processing — 0.0%
Armor Holdings, Inc.*	600	25,590

Diversified Production — 1.0%
Danaher Corp.	12,200	680,516
Dover Corp.	900	36,441

		716,957

Drug & Grocery Store Chains — 0.2%
Supervalu, Inc.	4,300	139,664

Drugs & Pharmaceuticals — 7.2%
AmerisourceBergen Corp.	20,400	844,560
Cardinal Health, Inc.	7,550	519,062
Johnson & Johnson	30,800	1,851,080
Pfizer, Inc.	81,300	1,895,916

		5,110,618

	Shares	Value
Electrical — Household Appliances — 0.1%
Maytag Corp.	1,600	30,112

Electrical Equipment & Components — 0.3%
Cooper Industries Ltd.	400	29,200
Molex, Inc.	7,800	202,410

		231,610

Electronics — Medical Systems — 1.1%
Medtronic, Inc.	13,700	788,709

Electronics — Semiconductors / Components — 5.1%
Intel Corp.	75,000	1,872,000
Jabil Circuit, Inc.*	9,800	363,482
National Semiconductor Corp.	28,500	740,430
Texas Instruments, Inc.	21,800	699,126

		3,675,038

Energy Miscellaneous — 0.7%
Veritas DGC, Inc.*	13,100	464,919

Financial Data Processing Services — 2.8%
Automatic Data Processing, Inc.	23,700	1,087,593
CompuCredit Corp.*	6,400	246,272
First Data Corp.	16,200	696,762

		2,030,627

Financial Miscellaneous — 1.7%
Fannie Mae	10,400	507,624
Freddie Mac	6,700	437,845
MBNA Corp.	10,400	282,360

		1,227,829

Foods — 2.9%
General Mills, Inc.	20,600	1,015,992
Hershey Foods Corp.	8,200	453,050
Kellogg Co.	14,400	622,368

		2,091,410

Forest Products — 0.5%
Weyerhaeuser Co.	5,200	344,968

Healthcare Management Services — 0.8%
Caremark Rx, Inc.*	6,800	352,172
IMS Health, Inc.	9,000	224,280

		576,452

Healthcare Services — 2.1%
Express Scripts, Inc.*	8,100	678,780
McKesson Corp.	15,200	784,168

		1,462,948

Home Building — 0.7%
NVR, Inc.*	600	421,200
Pulte Homes, Inc.	2,700	106,272

		527,472

Household Equipment & Products — 1.2%
Black & Decker Corp.	9,500	826,120

Identification Control & Filter Devices — 0.3%
Parker Hannifin Corp.	3,700	244,052

Insurance — Life — 1.8%
Phoenix Co.’s, Inc.	4,600	62,744
Principal Financial Group	15,800	749,394
Prudential Financial, Inc.	6,000	439,140

		1,251,278

Insurance — Multi-Line — 2.7%
Cigna Corp.	9,600	1,072,320
Hartford Financial Services Group, Inc.	4,300	369,327
Lincoln National Corp.	3,600	190,908
Safeco Corp.	1,000	56,500
St. Paul Travelers Co.’s, Inc.	800	35,736
UnumProvident Corp.	9,900	225,225

		1,950,016

Insurance — Property & Casualty — 1.5%
21st Century Insurance Group	4,000	64,720
Chubb Corp.	6,300	615,195
Commerce Group, Inc.	6,500	372,320
State Auto Financial Corp.	500	18,230

		1,070,465

	Shares	Value
Machinery — Construction & Handling — 0.9%
Terex Corp.*	11,200	665,280

Machinery — Engines — 0.4%
Cummins, Inc.	2,900	260,217

Machinery — Industrial / Specialty — 1.1%
Illinois Tool Works, Inc.	8,670	762,873

Machinery — Oil Well Equipment & Services — 1.4%
Cooper Cameron Corp.*	15,000	621,000
Smith International, Inc.	11,000	408,210

		1,029,210

Medical & Dental — Instruments & Supplies — 0.5%
Becton Dickinson & Co.	5,200	312,416
St. Jude Medical, Inc.*	1,200	60,240

		372,656

Medical Services — 0.1%
Coventry Health Care, Inc.*	1,725	98,256

Multi-Sector Companies — 1.6%
3M Co.	14,700	1,139,250

Office Furniture & Business Equipment — 0.2%
Xerox Corp.*	8,800	128,920

Oil — Crude Producers — 3.9%
Chesapeake Energy Corp.	7,800	247,494
EOG Resources, Inc.	14,800	1,085,876
Pioneer Natural Resources Co.	11,200	574,224
Southwestern Energy Co.*	6,000	215,640
XTO Energy, Inc.	14,942	656,551

		2,779,785

Paints & Coatings — 0.0%
H.B. Fuller Co.	400	12,828

Production Technology Equipment — 0.1%
Lam Research Corp.*	2,400	85,632

Publishing — Miscellaneous — 1.5%
McGraw-Hill Co.’s, Inc.	20,400	1,053,252

Real Estate Investment Trust — 0.3%
Equity Office Properties Trust	3,300	100,089
FelCor Lodging Trust, Inc.	7,100	122,191
MeriStar Hospitality Corp.*	1,700	15,980

		238,260

Restaurants — 0.9%
CKE Restaurants, Inc.	10,400	140,504
Darden Restaurants, Inc.	12,800	497,664

		638,168

	Shares	Value
Retail — 5.6%
Barnes & Noble, Inc.	10,100	430,967
Best Buy Co., Inc.	7,200	313,056
Chico’s FAS, Inc.*	1,600	70,288
Costco Wholesale Corp.	7,100	351,237
Gap, Inc.	27,425	483,777
Home Depot, Inc.	29,700	1,202,256
Nordstrom, Inc.	14,300	534,820
Saks, Inc.*	1,200	20,232
Staples, Inc.	22,450	509,840
Target Corp.	2,000	109,940

		4,026,413

Savings & Loans — 1.3%
Downey Financial Corp.	1,500	102,585
Washington Mutual, Inc.	18,525	805,838

		908,423

Securities Brokers & Services — 0.8%
Charles Schwab Corp.	2,700	39,609
Nuveen Investments, Inc.	12,200	519,964

		559,573

Services — Commercial — 0.4%
eBay, Inc.*	3,000	129,750
Spherion Corp.*	12,500	125,125

		254,875

Soaps & Household Chemicals — 2.6%
Colgate-Palmolive Co.	2,200	120,670
Procter & Gamble Co.	30,437	1,761,694

		1,882,364

Telecommunications Equipment — 0.4%
American Tower Corp.*	9,800	265,580

Transportation Miscellaneous — 0.3%
United Parcel Service, Inc., Class B	2,600	195,390

Utilities — Cable, Television, & Radio — 0.1%
Cablevision Systems Corp.*	1,400	32,858

Utilities — Electrical — 1.5%
Cleco Corp.	20,100	419,085
Duquesne Light Holdings, Inc.	500	8,160
Hawaiian Electric Industries, Inc.	2,500	64,750
IDACORP, Inc.	6,000	175,800
NiSource, Inc.	4,800	100,128
OGE Energy Corp.	10,800	289,332

		1,057,255

Utilities — Gas Distribution — 3.2%
Energen Corp.	7,700	279,664
Kinder Morgan, Inc.	11,600	1,066,620
Oneok, Inc.	1,700	45,271
Questar Corp.	11,400	862,980

		2,254,535

Utilities — Telecommunications — 3.8%
AT&T, Inc.	63,238	1,548,699
Bellsouth Corp.	39,400	1,067,740
Centennial Communications Corp.*	4,400	68,288

		2,684,727

Wholesalers — 0.1%
United Stationers, Inc.*	1,800	87,300

TOTAL INVESTMENTS (Cost $62,118,896) — 99.4%		71,059,653
Other assets and liabilities, net — 0.6%		457,043

NET ASSETS — 100%		$71,516,696

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity (formerly Managed Index). Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
On January 21, 2005, the net assets of the Delaware Social Awareness Fund merged into the Calvert Social Investment Fund’s Equity Portfolio. The merger was accomplished by a tax-free exchange of 541,818 Class A, 637,378 Class B, 239,520 Class C, and 9,307 Class I shares of the Equity Portfolio (valued at $17,977,848, $19,750,182, $6,931,681, and $316,729 respectively) for 1,685,375 Class A, 1,971,291 Class B, 691,550 Class C, and 29,075 Class I shares of the Social Awareness Fund outstanding at January 21, 2005. The Social Awareness Fund’s net assets as of January 21, 2005, including $10,927,963 of unrealized appreciation, were combined with those of the Equity Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2005:

	Total Investments	% of Net Assets
Balanced	$13,512,155	2.3%
Bond	1,022,836	0.3%
Equity	7,660,424	0.6%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within five days for all Class I shares). The redemption fee is paid to the Portfolio and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees are paid indirectly by credits earned on each Portfolio’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2005, and net realized capital loss carryforwards as of September 30, 2005 with expiration dates:

	Money Market	Balanced	Bond
Federal income tax cost of investments	$161,406,656	$544,087,197	$345,500,353
Unrealized appreciation	—	59,748,355	2,337,281
Unrealized depreciation	—	25,351,462	6,508,801
Net unrealized appreciation/ (depreciation)	—	34,396,893	(4,171,520)

	Equity	Enhanced Equity
Federal income tax cost of investments	$1,017,224,625	$62,514,029
Unrealized appreciation	234,703,039	11,581,622
Unrealized depreciation	18,268,054	3,035,998
Net unrealized appreciation/ (depreciation)	216,434,985	8,545,624

Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity
30-Sep-08	$41,585	—	—
30-Sep-10	14,601	—	$3,059,607
30-Sep-11	6,847	$33,032,362	2,870,948
30-Sep-12	—	—	—
30-Sep-13	6,183	—	—

	$69,216	$33,032,362	$5,930,555

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$139,776
GEEMF Partners LP	185,003	278,615
Liberty Environmental Partners LP	256,090	—
Milepost Ventures LP	500,000	1
Plethora Technology, Inc.	701,835	526,377

TOTALS	$1,842,928	$944,769

NOTE D — OTHER
The Balanced Portfolio filed a complaint in the United States District Court on December 19, 2002, against a former SubAdvisor seeking damages in connection with a security purchase. On December 16, 2003, the Court awarded Summary Judgment in the Plaintiff’s favor, and ordered the Defendant named in the complaint to pay the Plaintiff, the Balanced Portfolio, compensatory damages in the amount of $1.2 million plus interest. Upon the Defendant’s exhaustion of available appeals and after obtaining reasonable assurance regarding the certainty of collection of principal, the Portfolio recorded the $1.2 million judgment on April 29, 2005. Subsequently, the principal and partial interest was collected by the Portfolio.
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $1,050,000 and $842,222 for the Balanced and Equity Portfolios, respectively, at December 31, 2005.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

MUTUAL FUNDS — 99.7%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Impact Fund, Inc., Calvert Large Cap Growth Fund, Class I*	4,176	$130,491
Calvert Impact Fund, Inc., Calvert Mid Cap Value Fund, Class I*	5,462	94,281
Calvert Social Index Series, Inc., Calvert Social Index Fund, Class I	20,265	236,695
Calvert Social Investment Fund:
Bond Portfolio, Class I	198,453	3,145,486
Enhanced Equity Portfolio, Class I	13,788	256,458
Equity Portfolio, Class I*	5,442	198,019
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	3,655	88,955
International Equity Fund, Class I	17,084	375,163

Total Mutual Funds (Cost $4,524,921)		4,525,548

TOTAL INVESTMENTS (Cost $4,524,921) — 99.7%		4,525,548
Other assets and liabilities, net — 0.3%		12,878

Net Assets — 100%		$4,538,426

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

Mutual Funds — 99.3%	Shares	Value

Mutual Funds — 99.3%
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I*	45,788	$1,430,861
Calvert Mid Cap Value Fund, Class I*	19,469	336,029
Calvert Small Cap Value Fund, Class I*	20,399	317,208
Calvert Social Index Series, Inc., Calvert Social Index Fund, Class I	86,644	1,012,003
Calvert Social Investment Fund:
Bond Portfolio, Class I	361,397	5,728,141
Enhanced Equity Portfolio, Class I	89,298	1,660,948
Equity Portfolio, Class I*	61,044	2,221,406
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	23,532	572,778
International Equity Fund, Class I	131,646	2,890,937
The Calvert Fund, Calvert New Vision Small Cap Fund, Class I*	24,202	417,734

Total Mutual Funds (Cost $16,363,679)		16,588,045

TOTAL INVESTMENTS (Cost $16,363,679) — 99.3%		16,588,045
Other assets and liabilities, net — 0.7%		115,989

Net Assets — 100%		$16,704,034

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

	Principal
Mutual Funds — 99.2%	Amount	Value

Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I *	17,673	$552,275
Calvert Mid Cap Value Fund, Class I *	8,707	150,285
Calvert Small Cap Value Fund, Class I *	20,979	326,222
Calvert Social Index Series, Inc., Calvert Social Index Fund, Class I	25,630	299,363
Calvert Social Investment Fund:
Bond Portfolio, Class I	30,006	475,597
Enhanced Equity Portfolio, Class I	29,899	556,116
Equity Portfolio, Class I *	22,428	816,154
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I *	7,913	192,599
International Equity Fund, Class I	55,755	1,224,387
The Calvert Fund, Calvert New Vision Small Cap Fund, Class I *	13,651	235,616

Total Mutual Funds (Cost $4,770,616)		4,828,614

TOTAL INVESTMENTS (Cost $4,770,616) — 99.2%		4,828,614
Other assets and liabilities, net — 0.8%		37,219
Net Assets — 100%		$4,865,833

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund commenced operations on April 29, 2005. The Calvert Aggressive Allocation Fund commenced operations on June 30, 2005. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees are paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2005:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$4,524,970	$16,364,150	$4,771,602

Unrealized appreciation	55,967	370,860	91,003

Unrealized depreciation	55,389	146,965	33,991

Net unrealized appreciation/ (depreciation)	578	223,895	57,012
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	March 1, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President — Principal Executive Officer

Date:	March 1, 2006

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	March 1, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	March 1, 2006